Pay vs Performance Disclosure - USD ($)	8 Months Ended	12 Months Ended			13 Months Ended	63 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 24, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. The following disclosure does not include a “Company-Selected Measure,” as outlined by Item 402(v)(2)(vi), or a discussion of any other financial measures that are used to link executive compensation actually paid, as outlined by Item 402(v)(6), as executive compensation decisions are made based on a holistic look of the overall health of the Company and are not based on any fixed performance metrics.
Pay Versus Performance Table*

Year (a)	Summary compensation table total for PEO** (b)		Summary compensation table total for PEO*** (b)		Compensation actually paid to PEO** (c) (9)		Compensation actually paid to PEO*** (c) (9)		Average summary compensation table total for non-PEO named executive officers (d)		Average compensation actually paid to non-PEO named executive officers (e) (9)		Value of initial fixed $100 investment based on:
													Total shareholder return (f) (7)	Peer group total shareholder return (g) (7)(8)	Net income (h)
2022	$1,000,000	(1)	$3,250,000	(2)	$363,660	(1)	$2,891,924	(2)	$1,055,446	(4)	$665,110	(4)	(63.54)%	(34.49%)	$(60,066,000)
2021	—	(3)	$1,220,000	(1)	$666,471	(3)	$1,508,762	(1)	$900,483	(5)	$1,092,387	(5)	22.55%	17.55%	$138,550,000
2020	$713,510	(3)	—		$(2,124,395	) (3)	—		$498,072	(6)	$146,195	(6)	(62.91)%	(28.11%)	$(136,826,000)

*
As previously noted, the Summary Compensation Table totals include only the amounts of compensation that we are able to quantify for services rendered to us during the fiscal year. As such, for all PEOs, it includes only the grant date fair value of the equity compensation awards granted by us, while for the non-PEOs,
it also includes amounts (including base salary and bonus) based on a ratio of Mr. Foley’s compensation paid by an affiliate of our Manager to the total compensation expenses incurred by an affiliate of our Manager for services rendered to us. Due to Mr. Foley being the only individual whose compensation numbers include cash compensation, the non-PEO
compensation amounts appear higher in certain years than the PEO compensation amounts. Throughout this table, parentheses denote negative numbers.

**	For years in which more than one individual served as PEO for different portions of the year, this column represents disclosure for the individual who served as PEO as of January 1 of such year.
***	For years in which more than one individual served as PEO for different portions of the year, this column represents disclosure for the individual who served as PEO as of December 31 of such year.
(1)
Represents disclosure for Matt Coleman, who served as our principal executive officer, as defined in Item 402(a)(3) of Regulation
S-K
under the Exchange Act (“PEO”), from April 1, 2021 to April 24, 2022.

(2)
Represents disclosure for Doug Bouquard, our PEO since April 25, 2022, and as previously noted, includes for 2022, the value of his one-time
sign-on
equity compensation grant in addition to his annual equity compensation grant.

(3)	Represents disclosure for Greta Guggenheim, our PEO from January 2016 to March 31, 2021.
(4)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(5)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(6)	Non-PEO named executive officers for 2020 are Matthew Coleman, Robert Foley, Peter Smith, and Deborah Ginsberg.
(7)	Represents the cumulative total shareholder return since January 1, 2020.
(8)	Represents the total shareholder return for the Bloomberg REIT Mortgage Index since January 1, 2020.

(9)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Named Executive Officers, Footnote [Text Block]
(4)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(5)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(6)	Non-PEO named executive officers for 2020 are Matthew Coleman, Robert Foley, Peter Smith, and Deborah Ginsberg.

Peer Group Issuers, Footnote [Text Block]		Represents the total shareholder return for the Bloomberg REIT Mortgage Index since January 1, 2020.
PEO Total Compensation Amount				$ 0
PEO Actually Paid Compensation Amount				0
Adjustment To PEO Compensation, Footnote [Text Block]
(9)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Non-PEO NEO Average Total Compensation Amount		$ 1,055,446	$ 900,483	498,071.75
Non-PEO NEO Average Compensation Actually Paid Amount		$ 665,109.86	1,092,386.87	146,195.05
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(9)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Total Shareholder Return and “Compensation Actually Paid”
Compensation Actually Paid vs. Net Income [Text Block]		Net Income and “Compensation Actually Paid”
Total Shareholder Return Vs Peer Group [Text Block]		Total Shareholder Return and “Compensation Actually Paid”
Total Shareholder Return Amount		$ (63.54)	22.55	(62.91)
Peer Group Total Shareholder Return Amount		(34.49)	17.55	(28.11)
Net Income (Loss)		(60,066,000)	138,550,000	(136,826,000)
PEO Name	Doug Bouquard				Matt Coleman	Greta Guggenheim
Matt Coleman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,000,000	1,220,000
PEO Actually Paid Compensation Amount		363,659.83	1,508,762.46
Doug Bouquard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,250,000
PEO Actually Paid Compensation Amount		2,891,924.4
Greta Guggenheim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	713,510
PEO Actually Paid Compensation Amount			666,470.99	(2,124,395.36)
PEO [Member] | Matt Coleman [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,000,000)	(1,220,000)
PEO [Member] | Matt Coleman [Member] | Increase deduction based on ASC 718 Fair Value of awards granted during that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		939,790.2	1,233,059.36
PEO [Member] | Matt Coleman [Member] | Increase deduction for awards granted during prior fiscal years that were outstanding and unvested determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(606,670.5)	100,760.8
PEO [Member] | Matt Coleman [Member] | Increase deduction for awards granted during prior fiscal years that vested change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(137,988.83)	71,781.48
PEO [Member] | Matt Coleman [Member] | Increase based on dividends or other earnings paid during the year prior to the vesting date of an award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		168,528.96	103,160.82
PEO [Member] | Matt Coleman [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(636,340.17)	288,762.46
PEO [Member] | Doug Bouquard [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,250,000)
PEO [Member] | Doug Bouquard [Member] | Increase deduction based on ASC 718 Fair Value of awards granted during that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,742,558.96
PEO [Member] | Doug Bouquard [Member] | Increase deduction for awards granted during prior fiscal years that were outstanding and unvested determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Doug Bouquard [Member] | Increase deduction for awards granted during prior fiscal years that vested change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Doug Bouquard [Member] | Increase based on dividends or other earnings paid during the year prior to the vesting date of an award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		149,365.44
PEO [Member] | Doug Bouquard [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(358,075.6)
PEO [Member] | Greta Guggenheim [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(713,510)
PEO [Member] | Greta Guggenheim [Member] | Increase deduction based on ASC 718 Fair Value of awards granted during that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	694,783.96
PEO [Member] | Greta Guggenheim [Member] | Increase deduction for awards granted during prior fiscal years that were outstanding and unvested determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			140,902.48	(1,795,082.25)
PEO [Member] | Greta Guggenheim [Member] | Increase deduction for awards granted during prior fiscal years that vested change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			315,434.51	(1,429,561.07)
PEO [Member] | Greta Guggenheim [Member] | Increase based on dividends or other earnings paid during the year prior to the vesting date of an award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			210,134	405,464
PEO [Member] | Greta Guggenheim [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			666,470.99	(2,837,905.36)
Non-PEO NEO [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(833,333.33)	(716,666.67)	(435,328.5)
Non-PEO NEO [Member] | Increase deduction based on ASC 718 Fair Value of awards granted during that remain unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		783,158.5	724,335.8	423,903.65
Non-PEO NEO [Member] | Increase deduction for awards granted during prior fiscal years that were outstanding and unvested determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(319,450.4)	55,307.73	(254,565.19)
Non-PEO NEO [Member] | Increase deduction for awards granted during prior fiscal years that vested change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(94,602.22)	67,550.59	(139,879.81)
Non-PEO NEO [Member] | Increase based on dividends or other earnings paid during the year prior to the vesting date of an award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		102,022.32	61,376.42	53,993.15
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (362,205.14)	$ 191,903.87	$ (351,876.7)